UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2015

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(Investor Class:  ZSCCX)
(Class C:  ZCCCX)
(Class I: ZSCIX)

Zacks Dividend Fund
(Investor Class:  ZDIVX)

ANNUAL REPORT
November 30, 2015

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	12
Statements of Assets and Liabilities	37
Statements of Operations	39
Statements of Changes in Net Assets	41
Statement of Cash Flows	45
Financial Highlights	46
Notes to Financial Statements	54
Report of Independent Registered Public Accounting Firm	64
Supplemental Information	65
Expense Examples	71

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2015:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund
The Zacks All-Cap Core Fund Class A returned 2.04% for the one year period ending November 2015, underperforming the Russell 3000 which returned 2.58% for the same period.

Sector allocation had a slightly positive impact on the All-Cap’s performance while stock selection had a slight negative impact on performance in Q3. Our underweight to the Materials and Energy sectors continued to add value to the strategy’s relative performance, considering those two sectors markedly underperformed the index. Materials fell 17.2% and Energy declined by -19%, and the All Cap Core Strategy managed to reduce the full impact of those declines by underweighting Materials by 1.47% and Energy by 1.44%.

The biggest outperformance from the quarter came from the Consumer Staples and Utility sectors, which bested the Russell 3000 index by a fairly wide margin. While the Russell 3000 was down -7.25%, the Russell 3000 Utility sector was up +4.35% and the Russell 3000 Consumer Staples fell just 1%. The All Cap Core’s strategy to overweight Staples by 3% and Utilities by 1% helped relative returns.

A confluence of global and domestic factors drove down returns of both the Russell 3000 Index and the All Cap Core Portfolio. First, the (exaggerated) fears of slower growth in China increased the downward revisions to global growth on the year.  This inspired a pullback in stock prices reflecting a global economy expanding more slowly than previously thought. Second, investors continue to grapple with the effects of a strengthening dollar on companies’ earnings, as many corporations have blamed their lower Q2 earnings on the rising dollar.

In particular, our media stocks were hurt by Disney’s earnings guidance as it is forecasting lower subscriber growth for its premium sports channel. Some notable outperformers for the quarter were Google, Nike, Home Depot and Conway. Some notable underperformers were Marathon Oil, Macys, and Time Warner Inc. In spite of the downside pressure felt, these are all still high quality stocks with solid business fundamentals and our outlook for them has not changed. Much of the selling, in our view, was due to short-term emotional responses to heightened volatility – the companies had not displayed fundamental breakdowns.

Often, fear and uncertainty greatly influences investors which can cause overselling of fundamentally sound companies. It is important that investors do not get wound up in the sentiment shifts that occur during quick and steep declines as they are often short-lived. Focusing on the ‘trendlines’ is more important than the headlines, and investors can rest assured we will continue following our time tested investment process backed by solid risk control. Though it was a difficult quarter, our outlook remains positive going forward.

Market Neutral Fund
The Zacks Market Neutral Fund Class A outperformed its equivalent benchmarks achieving a gain of 5.84%, for the one year period ending November 2015, versus .the Citigroup 3-Month T-Bill which returned .02%.

We have experienced material contributions to returns from multiple sectors, including Capital Goods, Health Care, and Consumer Staples. In particular, most of our long positions in the Capital Goods sector delivered strong positive returns while the stocks we shorted also contributed to gains. Our security selection within the Health Care sector also performed very well on both the long and short picks. Other sectors, such as Utilities, REITs, and Technology, had essentially neutral effects on overall portfolio performance. Where we did feel some downside impact to relative performance was in the financial sector, where our short positions underperformed.

Even though the equity markets exhibited higher downside volatility throughout the quarter, as investors worried about the health of the global economy and the pending rate hike by the Fed, the Market Neutral Strategy has consistently generated positive outcomes.  The strong results highlight the benefits of our disciplined, objective approach which supports standing steady in the face of pronounced market volatility. We remain confident our strategy is well-positioned to drive desired results for our investors.

Zacks Small-Cap Core Fund
The Zacks Small-Cap Core Fund Class I returned 8.34% for the one year period ending November 2015, outperforming the Russell 2000 Index which returned 3.51%.

Small-Cap stocks underperformed both large-cap and mid-cap stocks during the quarter. In a volatile market environment, driven by concerns about monetary tightening by the Federal Reserve and the global impact of weaker economic growth in China, small-cap stocks surfaced as the most vulnerable to selling pressures as investors sought more defensive categories.

The Small-Cap Core Strategy benefited from our underweight to the Energy and Health Care sectors, which underperformed, and our overweight to the Finance sector which outperformed. The strategy was underweight to Utilities, however, which hurt relative performance as the sector performed better than expected.

If U.S. economic growth accelerates (we think it will), then growth-sensitive small-cap and-mid-cap stocks could continue posting strong gains, with small-cap stocks reaping benefits for those investors with a higher appetite for risk. This could lead to attractive relative returns for small-cap stocks looking forward.

Zacks Dividend Fund
The Zacks Dividend Fund Investor Class returned -0.92% as of November 2015, slightly outperforming the Russell 1000 Value Index which returned -1.11%.

Uncertainties about the timing and impact of monetary tightening by the Federal Reserve created anxiety amongst investors approaching the Fed’s September meeting. Those concerns were made worse by weak economic numbers coming out of China. Slower growth in China fed into fears of even weaker future demand for already suffering commodities, and the U.S. added to those fears when economic growth figures came in below expectations. The confluence of this data created a very volatile and declining market during the quarter.

In the ‘large value’ space, Utilities and Consumer Staples outperformed during the quarter while Energy and Materials underperformed. Our tactical decision to underweight Energy and overweight Consumer Staples helped our relative performance. Our underweight in Utilities and overweight in Materials hurt our relative performance.

If the Federal Reserve maintains their measured, market-friendly approach to raising interest rates, the Chinese economy stabilizes, and U.S. economic growth gains momentum to finish the year (all things we see happening), then the market should do well in the coming months.

Conclusion
The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed toward more growth and risks from event-driven politics appear to be nominal. We remain bullish on U.S. equities in 2016 as they remain attractive relative to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information. In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Past Performance is no guarantee of future results. Performance shown represents that of the Fund’s Class A Shares at NAV.

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2015	1 Year	3 Years	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1	2.04%	13.43%	12.08%	6.23%	12/05/05
Class C2	1.28%	12.58%	11.25%	5.43%	12/05/05
After deducting maximum sales charge
Class A1	-3.82%	11.22%	10.76%	5.60%	12/05/05
Class C2	0.33%	12.58%	11.25%	5.43%	12/05/05
Russell 3000 Index	2.58%	16.00%	14.13%	7.48%	12/05/05

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares were 1.78% and 1.70%, respectively, and for Class C shares were 2.53% and 2.45%, respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 2.40% of the average daily net assets for Class A Shares and Class C Shares of the Fund, respectively. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.

²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Market Neutral Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months.  As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2015	1 Year	3 Years	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1	5.84%	0.22%	1.31%	-1.08%	07/24/08
Class C2	4.99%	-0.56%	0.55%	-1.82%	07/24/08
After deducting maximum sales charge
Class A1	-0.22%	-1.75%	0.12%	-1.88%	07/24/08
Class C2	3.99%	-0.56%	0.55%	-1.82%	07/24/08
Citigroup 3 Month T-Bill Index	0.02%	0.04%	0.05%	0.15%	07/24/08

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares were 5.77% and 4.26%, respectively, and for Class C shares were 6.52% and 5.01%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 2.40% of the average daily net assets for Class A Shares and Class C Shares of the Fund, respectively. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.
²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Zacks Market Neutral Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited)

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception with a similar investment in the Russell 2000 Index.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2015	1 Year	3 Years	Since Inception	Inception Date*
Before deducting maximum sales charge
Investor Class[2]	8.00%	17.41%	13.63%	06/30/11
Class C1	7.20%	16.56%	12.80%	12/31/13
Class I2	8.34%	17.71	13.91%	02/28/14
After deducting maximum sales charge
Class C1	6.20%	16.56%	12.80%	12/31/13
Russell 2000 Index	3.51%	14.92%	10.24%	06/30/11

*	Investor Class shares commenced operations on June 30, 2011. Class C and Class I shares commenced operations on December 31, 2013 and February 28, 2014, respectively. The performance figures for Class C and Class I shares include the performance of the Investor Class shares for the periods prior to inception date of Class C and Class I shares. Class C shares imposes higher expenses than that of Investor Class and Class I shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for the Investor Class shares were 1.88% and 1.39%, respectively, and for Class C shares were 2.63% and 2.14%, respectively.   Gross and net expense ratios for Class I shares were 1.63% and 1.14%, respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39%, 2.14%, and 1.14% of the average daily net assets of the Investor Class, Class C, and Class I shares of the Fund, respectively. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited) - Continued

¹	Class C shares of the Fund are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% on any shares sold during months 13-18 after the date of purchase.

²	Investor Class and Class I shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund
FUND PERFORMANCE at November 30, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2015	1 Year	Since Inception	Inception Date
Investor Class	-0.92%	7.42%	01/31/14
Russell 1000 Value Index	-1.11%	8.25%	01/31/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 5.34% and 1.30%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the year in which such reimbursements occurred.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 1.9%
18,250	Dominion Diamond Corp.[1]	$150,563
8,116	Dow Chemical Co.	423,087
4,502	PPG Industries, Inc.	476,041
		1,049,691
	COMMUNICATIONS – 12.9%
1,011	Alphabet, Inc. - Class A*	771,241
711	Alphabet, Inc. - Class C*	527,989
8,617	CalAmp Corp.*	159,242
28,573	Cisco Systems, Inc.	778,614
19,401	eBay, Inc.*	574,076
12,007	Facebook, Inc. - Class A*	1,251,610
11,755	NICE-Systems Ltd. - ADR[1]	722,580
7,838	Time Warner, Inc.	548,503
17,622	Verizon Communications, Inc.	800,920
8,839	Walt Disney Co.	1,002,961
		7,137,736
	CONSUMER, CYCLICAL – 11.5%
1,110	Churchill Downs, Inc.	163,114
6,044	CVS Health Corp.	568,680
4,725	Foot Locker, Inc.	307,125
27,573	General Motors Co.	998,142
11,585	Home Depot, Inc.	1,551,000
5,760	Macy's, Inc.	225,101
6,070	NIKE, Inc. - Class B	802,940
12,285	Starbucks Corp.	754,176
5,870	Target Corp.	425,575
7,504	United Continental Holdings, Inc.*	418,198
1,445	Vail Resorts, Inc.	174,267
		6,388,318
	CONSUMER, NON-CYCLICAL – 25.2%
5,559	Amgen, Inc.	895,555
1,667	Boston Beer Co., Inc. - Class A*	356,105
8,727	Colgate-Palmolive Co.	573,189
6,392	Emergent BioSolutions, Inc.*	240,787
7,060	General Mills, Inc.	407,786
5,009	Gilead Sciences, Inc.	530,754
9,760	Hain Celestial Group, Inc.*	416,752
7,115	Hershey Co.	614,096
7,671	Johnson & Johnson	776,612
33,465	Kroger Co.	1,260,292
7,032	Laboratory Corp. of America Holdings*	854,669
2,890	McKesson Corp.	547,221

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,392	Medtronic PLC[1]	$406,233
10,116	Mylan N.V.* 1	518,951
4,947	PayPal Holdings, Inc.*	174,431
10,840	PepsiCo, Inc.	1,085,734
24,960	Pfizer, Inc.	817,939
8,449	Prestige Brands Holdings, Inc.*	429,970
7,004	Procter & Gamble Co.	524,179
22,460	Sabre Corp.	657,180
12,540	ServiceMaster Global Holdings, Inc.*	469,999
9,450	St. Jude Medical, Inc.	596,295
8,616	Tyson Foods, Inc. - Class A	430,800
2,890	Universal Health Services, Inc. - Class B	351,193
		13,936,722
	ENERGY – 6.1%
4,447	Chevron Corp.	406,100
12,563	Columbia Pipeline Group, Inc.	240,833
11,562	ConocoPhillips	624,926
10,617	Exxon Mobil Corp.	866,984
23,959	Marathon Oil Corp.	419,522
7,893	Royal Dutch Shell PLC - Class B - ADR[1]	394,176
5,670	Schlumberger Ltd.[1]	437,441
		3,389,982
	FINANCIAL – 16.2%
27,851	Ares Capital Corp.	440,603
2,223	BlackRock, Inc.	808,549
3,502	Capital One Financial Corp.	274,942
14,008	East West Bancorp, Inc.	607,667
40,970	Fifth Third Bancorp	846,850
17,789	Hartford Financial Services Group, Inc.	811,890
14,286	Hospitality Properties Trust - REIT	396,722
1,973	Intercontinental Exchange, Inc.	512,664
4,614	Jones Lang LaSalle, Inc.	766,478
14,954	JPMorgan Chase & Co.	997,133
6,837	Marsh & McLennan Cos., Inc.	378,086
1,778	SVB Financial Group*	235,549
5,447	Travelers Cos., Inc.	624,063
14,342	Wells Fargo & Co.	790,244
7,282	Welltower, Inc. - REIT	460,150
		8,951,590
	INDUSTRIAL – 8.0%
7,393	A.O. Smith Corp.	589,666
3,113	FEI Co.	249,071

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
11,952	Granite Construction, Inc.	$487,283
9,450	Honeywell International, Inc.	982,328
4,987	Middleby Corp.*	548,769
2,705	National Instruments Corp.	84,937
12,730	Republic Services, Inc.	559,229
2,835	Snap-on, Inc.	488,074
5,295	Wabtec Corp.	424,235
		4,413,592
	TECHNOLOGY – 13.0%
5,633	Analog Devices, Inc.	347,162
7,949	Apple, Inc.	940,367
24,460	EMC Corp.	619,816
1,833	ExlService Holdings, Inc.*	85,729
3,724	Fiserv, Inc.*	358,398
22,903	Fortinet, Inc.*	824,966
22,681	Genpact Ltd.* 1	571,561
18,511	Integrated Device Technology, Inc.*	519,049
16,455	Intel Corp.	572,140
7,226	Lam Research Corp.	565,073
14,175	Microsoft Corp.	770,411
9,116	Paychex, Inc.	494,543
7,282	Proofpoint, Inc.*	533,844
		7,203,059
	UTILITIES – 4.2%
11,507	American Electric Power Co., Inc.	644,507
8,727	American States Water Co.	365,050
22,792	California Water Service Group	513,504
12,563	NiSource, Inc.	241,084
10,673	PG&E Corp.	562,787
		2,326,932
	TOTAL COMMON STOCKS (Cost $46,411,481)	54,797,622

Principal Amount

	SHORT-TERM INVESTMENTS – 1.0%
$577,584	UMB Money Market Fiduciary, 0.01%[2]	577,584

	TOTAL SHORT-TERM INVESTMENTS (Cost $577,584)	577,584

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

TOTAL INVESTMENTS – 100.0% (Cost $46,989,065)	$55,375,206
Other Assets in Excess of Liabilities – 0.0%	3,415

TOTAL NET ASSETS – 100.0%	$55,378,621

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.2%
Financial	16.2%
Technology	13.0%
Communications	12.9%
Consumer, Cyclical	11.5%
Industrial	8.0%
Energy	6.1%
Utilities	4.2%
Basic Materials	1.9%
Total Common Stocks	99.0%
Short-Term Investments	1.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS – 93.5%
	BASIC MATERIALS – 3.3%
501	Clearwater Paper Corp.*	$24,454
3,902	Huntsman Corp.	48,853
1,158	International Paper Co.	48,439
707	Nucor Corp.	29,305
4,134	OMNOVA Solutions, Inc.*	31,088
268	Sherwin-Williams Co.[1]	73,987
1,625	Steel Dynamics, Inc.	28,259
3,380	Tronox Ltd. - Class A1 2	19,671
		304,056
	COMMUNICATIONS – 7.3%
2,265	ARRIS Group, Inc.* 1	69,241
8,063	EarthLink Holdings Corp.[1]	74,099
3,019	Lumos Networks Corp.[1]	35,594
3,273	MSG Networks, Inc.*	64,740
1,770	News Corp.[1]	25,400
2,663	Reis, Inc.	66,655
6,592	RetailMeNot, Inc.*	64,338
1,999	Starz - Class A*	70,525
2,175	Telephone & Data Systems, Inc.	61,531
831	Time Warner, Inc.[1]	58,153
836	Viacom, Inc. - Class B1	41,624
7,275	Windstream Holdings, Inc.	45,323
		677,223
	CONSUMER, CYCLICAL – 11.4%
2,065	Allison Transmission Holdings, Inc.[1]	57,737
4,674	Barnes & Noble, Inc.[1]	59,827
835	Darden Restaurants, Inc.	46,902
707	GNC Holdings, Inc. - Class A	21,076
443	Hyatt Hotels Corp. - Class A* 1	21,835
2,518	Ingram Micro, Inc. - Class A1	77,882
3,549	Interface, Inc.[1]	70,554
2,649	Isle of Capri Casinos, Inc.* 1	48,848
2,566	JetBlue Airways Corp.*	63,483
925	Lowe's Cos., Inc.[1]	70,855
1,486	Macy's, Inc.	58,073
6,162	Modine Manufacturing Co.*	57,861
2,432	Navistar International Corp.*	35,288
4,653	Scientific Games Corp. - Class A* 1	42,901
2,897	Speedway Motorsports, Inc.	56,463
1,167	Tupperware Brands Corp.[1]	66,251
221	Visteon Corp.*	26,500
4,385	Wabash National Corp.*	56,873

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
3,137	Wolverine World Wide, Inc.	$57,062
832	Yum! Brands, Inc.[1]	60,328
		1,056,599
	CONSUMER, NON-CYCLICAL – 22.6%
1,980	Aaron's, Inc.[1]	48,055
2,229	ABM Industries, Inc.[1]	66,134
2,062	ADT Corp.[1]	73,139
638	Aetna, Inc.	65,554
2,206	AMAG Pharmaceuticals, Inc.*	58,724
643	AmerisourceBergen Corp.[1]	63,426
342	Analogic Corp.	28,574
5,161	AngioDynamics, Inc.*	61,416
389	Anthem, Inc.	50,718
6,849	ARC Document Solutions, Inc.* 1	34,656
1,412	Archer-Daniels-Midland Co.[1]	51,524
1,906	Brink's Co.[1]	61,335
973	Centene Corp.*	56,191
464	Cigna Corp.	62,631
1,683	CONMED Corp.[1]	71,527
1,688	Forrester Research, Inc.[1]	55,096
1,148	Health Net, Inc.* 1	72,622
1,476	HeartWare International, Inc.* 1	70,641
329	Humana, Inc.	55,489
4,496	ImmunoGen, Inc.*	61,011
4,800	Infinity Pharmaceuticals, Inc.* 1	42,336
1,053	Ingles Markets, Inc. - Class A1	57,357
1,502	Insperity, Inc.[1]	64,826
1,497	K12, Inc.*	15,180
1,266	Kroger Co.[1]	47,678
1,293	Magellan Health, Inc.*	68,076
817	ManpowerGroup, Inc.[1]	73,759
399	McKesson Corp.[1]	75,551
565	Medivation, Inc.*	23,888
875	Molina Healthcare, Inc.* 1	52,728
1,472	Pilgrim's Pride Corp.	31,692
1,033	Prothena Corp. PLC* 1 2	72,868
3,918	RPX Corp.*	54,343
3,080	Sagent Pharmaceuticals, Inc.*	47,216
5,422	Sangamo BioSciences, Inc.*	44,894
2,585	SP Plus Corp.* 1	65,064
1,259	Sucampo Pharmaceuticals, Inc. - Class A*	21,592

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,784	Tenet Healthcare Corp.*	$59,211
		2,086,722
	ENERGY – 3.3%
3,958	Alon USA Energy, Inc.[1]	69,621
454	Cameron International Corp.* 1	31,004
6,721	Foresight Energy LP	28,900
5,949	Pioneer Energy Services Corp.* 1	15,051
3,155	SunCoke Energy, Inc.	11,926
4,361	Superior Energy Services, Inc.	68,337
3,298	Viper Energy Partners LP1	50,294
7,294	W&T Offshore, Inc.[1]	27,353
		302,486
	FINANCIAL – 19.6%
2,881	Ally Financial, Inc.* 1	57,505
625	Aon PLC1 2	59,213
2,432	Ares Management LP	34,218
1,626	CBRE Group, Inc. - Class A* 1	60,926
1,213	CoreSite Realty Corp. - REIT[1]	71,045
1,391	East West Bancorp, Inc.	60,342
235	Equinix, Inc. - REIT[1]	69,677
3,893	EverBank Financial Corp.	67,193
822	Extra Space Storage, Inc. - REIT[1]	68,842
7,925	FelCor Lodging Trust, Inc. - REIT[1]	63,559
739	First Defiance Financial Corp.[1]	30,691
3,588	FNFV Group*	40,150
278	Four Corners Property Trust, Inc.*	5,504
3,902	Government Properties Income Trust - REIT[1]	66,061
221	Hanover Insurance Group, Inc.[1]	18,697
643	Heartland Financial USA, Inc.	24,505
1,604	HFF, Inc. - Class A1	55,129
1,820	Horace Mann Educators Corp.	63,573
1,950	Hospitality Properties Trust - REIT[1]	54,152
3,188	Host Hotels & Resorts, Inc. - REIT[1]	52,921
8,606	Investors Real Estate Trust - REIT[1]	70,311
427	Jones Lang LaSalle, Inc.[1]	70,933
546	JPMorgan Chase & Co.	36,407
747	Legg Mason, Inc.	33,152
1,126	Marcus & Millichap, Inc.*	36,944
3,135	Navient Corp.	37,338
385	Northern Trust Corp.	28,852
8,310	Ocwen Financial Corp.* 1	59,250
4,013	OFG Bancorp[2]	33,549

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,503	Phoenix Cos., Inc.*	$54,003
620	Post Properties, Inc. - REIT	36,555
279	Prudential Financial, Inc.	24,147
1,645	RE/MAX Holdings, Inc. - Class A	61,704
608	Reinsurance Group of America, Inc.[1]	55,863
2,040	UDR, Inc. - REIT[1]	75,296
729	Voya Financial, Inc.	29,670
685	Wells Fargo & Co.	37,744
		1,805,621
	INDUSTRIAL – 15.2%
1,410	Advanced Energy Industries, Inc.*	41,130
1,445	AECOM* 1	45,994
3,681	Aerojet Rocketdyne Holdings, Inc.*	64,565
3,120	Air Transport Services Group, Inc.*	29,671
2,340	ArcBest Corp.	56,347
3,408	Benchmark Electronics, Inc.* 1	73,136
2,360	BWX Technologies, Inc.[1]	71,862
877	C.H. Robinson Worldwide, Inc.[1]	59,136
1,956	DXP Enterprises, Inc.*	64,059
1,566	EMCOR Group, Inc.[1]	78,926
1,326	Expeditors International of Washington, Inc.[1]	64,364
4,618	General Cable Corp.[1]	70,378
2,448	GP Strategies Corp.* 1	69,548
2,067	Graham Corp.	37,123
1,949	Granite Construction, Inc.[1]	79,461
5,440	Harsco Corp.	56,794
1,646	Hub Group, Inc. - Class A*	63,420
590	IDEX Corp.[1]	46,492
1,912	LB Foster Co. - Class A	23,709
2,282	Masco Corp.[1]	68,255
3,584	MYR Group, Inc.* 1	75,981
994	Nortek, Inc.*	47,851
597	United Parcel Service, Inc. - Class B1	61,497
2,545	USA Truck, Inc.*	50,747
		1,400,446
	TECHNOLOGY – 6.9%
1,769	CommVault Systems, Inc.* 1	72,494
2,287	Insight Enterprises, Inc.* 1	61,246
563	Intuit, Inc.	56,413
1,834	Maxim Integrated Products, Inc.[1]	71,104
2,534	Omnicell, Inc.*	76,425
6,575	PDF Solutions, Inc.* 1	73,311

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,291	Tangoe, Inc.*	$36,903
2,029	Teradata Corp.*	60,687
1,453	Verint Systems, Inc.*	68,073
5,307	Xerox Corp.[1]	55,989
		632,645
	UTILITIES – 3.9%
7,092	AES Corp.[1]	70,849
3,269	CenterPoint Energy, Inc.[1]	55,410
3,641	MDU Resources Group, Inc.[1]	63,426
3,597	NiSource, Inc.[1]	69,026
3,846	Spark Energy, Inc. - Class A	69,459
888	Unitil Corp.	31,195
		359,365
	TOTAL COMMON STOCKS (Cost $8,810,702)	8,625,163

	TOTAL INVESTMENTS – 93.5% (Cost $8,810,702)	8,625,163
	Other Assets in Excess of Liabilities – 6.5%	597,823

	TOTAL NET ASSETS – 100.0%	$9,222,986

	SECURITIES SOLD SHORT – 92.3%
	COMMON STOCKS – 92.3%
	BASIC MATERIALS – 2.0%
(540)	Compass Minerals International, Inc.	(45,436)
(3,614)	Freeport-McMoRan, Inc.	(29,563)
(3,696)	Horsehead Holding Corp.*	(9,092)
(345)	Neenah Paper, Inc.	(22,932)
(1,940)	Southern Copper Corp.	(49,916)
(1,327)	U.S. Silica Holdings, Inc.	(28,225)
		(185,164)
	COMMUNICATIONS – 10.5%
(8,591)	Angie's List, Inc.*	(92,869)
(1,913)	Cablevision Systems Corp. - Class A	(58,346)
(335)	Charter Communications, Inc. - Class A*	(62,766)
(3,281)	EW Scripps Co. - Class A	(71,985)
(702)	Facebook, Inc. - Class A*	(73,176)
(1,272)	FireEye, Inc.*	(29,103)
(2,117)	FTD Cos., Inc.*	(56,143)
(9,194)	Intelsat S.A.* 2	(42,752)
(453)	Level 3 Communications, Inc.*	(23,026)
(1,778)	Liberty Media Corp. - Class A*	(72,027)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(1,974)	Marketo, Inc.*	$(59,753)
(4,459)	Media General, Inc.*	(69,248)
(50)	Priceline Group, Inc.*	(62,443)
(2,268)	Sinclair Broadcast Group, Inc. - Class A	(79,607)
(2,393)	Textura Corp.*	(57,791)
(955)	ViaSat, Inc.*	(59,191)
		(970,226)
	CONSUMER, CYCLICAL – 14.9%
(1,708)	Abercrombie & Fitch Co. - Class A	(43,674)
(1,548)	American Airlines Group, Inc.	(63,871)
(4,135)	AV Homes, Inc.*	(57,559)
(1,913)	Beazer Homes USA, Inc.*	(27,432)
(617)	Big Lots, Inc.	(27,759)
(1,976)	Chuy's Holdings, Inc.*	(65,702)
(2,846)	Conn's, Inc.*	(75,903)
(5,149)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(91,086)
(1,081)	Fiesta Restaurant Group, Inc.*	(41,543)
(3,569)	Fox Factory Holding Corp.*	(63,421)
(2,065)	Herman Miller, Inc.	(65,481)
(2,041)	iRobot Corp.*	(67,537)
(1,195)	Meritage Homes Corp.*	(44,585)
(2,945)	MGM Resorts International*	(66,969)
(2,056)	Motorcar Parts of America, Inc.*	(82,363)
(4,724)	Red Lion Hotels Corp.*	(35,241)
(982)	Rentrak Corp.*	(47,519)
(2,611)	Sonic Automotive, Inc. - Class A	(63,343)
(278)	Tesla Motors, Inc.*	(64,012)
(505)	Under Armour, Inc. - Class A*	(43,541)
(5,005)	Vera Bradley, Inc.*	(59,610)
(1,721)	Virgin America, Inc.*	(62,627)
(2,897)	William Lyon Homes - Class A*	(50,611)
(974)	Wynn Resorts Ltd.	(61,138)
		(1,372,527)
	CONSUMER, NON-CYCLICAL – 17.2%
(1,489)	ACADIA Pharmaceuticals, Inc.*	(56,508)
(1,774)	Acceleron Pharma, Inc.*	(76,051)
(548)	Agios Pharmaceuticals, Inc.*	(35,395)
(1,787)	Air Methods Corp.*	(78,092)
(1,712)	Andersons, Inc.	(59,013)
(2,975)	BioTelemetry, Inc.*	(37,515)
(2,818)	Boulder Brands, Inc.*	(30,801)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(471)	Constellation Brands, Inc. - Class A	$(66,062)
(2,284)	Exact Sciences Corp.*	(20,762)
(8,367)	Genesis Healthcare, Inc.*	(40,831)
(1,697)	Grand Canyon Education, Inc.*	(67,235)
(1,819)	H&R Block, Inc.	(66,739)
(1,228)	Hanger, Inc.*	(19,120)
(1,255)	Intrexon Corp.*	(45,569)
(882)	Kraft Heinz Co.	(64,995)
(1,047)	Lannett Co., Inc.*	(38,697)
(747)	Macquarie Infrastructure Corp.	(56,047)
(279)	Multi-Color Corp.	(17,440)
(439)	Mylan N.V.* 2	(22,521)
(1,228)	Pacira Pharmaceuticals, Inc.*	(79,513)
(617)	Paylocity Holding Corp.*	(27,111)
(375)	Post Holdings, Inc.*	(26,070)
(1,452)	Prestige Brands Holdings, Inc.*	(73,892)
(532)	Quest Diagnostics, Inc.	(36,346)
(1,058)	Quidel Corp.*	(22,948)
(9,722)	RadNet, Inc.*	(60,276)
(121)	Regeneron Pharmaceuticals, Inc.*	(65,885)
(3,760)	Spectranetics Corp.*	(52,001)
(933)	STERIS PLC[2]	(71,263)
(5,834)	Teligent, Inc.*	(49,472)
(1,540)	WhiteWave Foods Co.*	(62,570)
(2,020)	Zeltiq Aesthetics, Inc.*	(61,368)
		(1,588,108)
	ENERGY – 3.4%
(2,053)	Antero Midstream Partners LP	(46,028)
(1,620)	Atwood Oceanics, Inc.	(25,726)
(841)	Cheniere Energy, Inc.*	(39,989)
(899)	Diamondback Energy, Inc.*	(70,140)
(2,769)	Rice Energy, Inc.*	(37,326)
(1,071)	SolarCity Corp.*	(30,802)
(535)	Tesoro Corp.	(61,616)
		(311,627)
	FINANCIAL – 21.7%
(5,164)	Acacia Research Corp.	(30,519)
(1,610)	Air Lease Corp.	(54,144)
(209)	Alliance Data Systems Corp.*	(59,952)
(4,432)	Altisource Residential Corp. - REIT	(58,680)
(4,420)	American Capital Ltd.*	(69,173)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(3,041)	Brookfield Property Partners LP2	$(67,875)
(2,323)	CatchMark Timber Trust, Inc. - Class A - REIT	(26,366)
(605)	CME Group, Inc.	(59,078)
(4,042)	CommunityOne Bancorp*	(56,992)
(1,020)	Duke Realty Corp. - REIT	(20,757)
(4,830)	Forestar Group, Inc.*	(65,640)
(1,445)	Independent Bank Group, Inc.	(57,757)
(262)	Intercontinental Exchange, Inc.	(68,078)
(4,620)	iStar, Inc. - REIT*	(60,984)
(2,477)	Kennedy-Wilson Holdings, Inc.	(64,650)
(2,098)	Kite Realty Group Trust - REIT	(56,457)
(6,309)	MGIC Investment Corp.*	(60,188)
(6,361)	New York REIT, Inc. - REIT	(73,215)
(2,455)	NewStar Financial, Inc.*	(23,642)
(6,318)	NMI Holdings, Inc. - Class A*	(46,690)
(862)	NorthStar Realty Europe Corp. - REIT*	(9,853)
(2,586)	NorthStar Realty Finance Corp. - REIT	(46,651)
(3,051)	Pacific Premier Bancorp, Inc.*	(71,485)
(3,372)	Parkway Properties, Inc. - REIT	(57,594)
(4,542)	PennyMac Mortgage Investment Trust - REIT	(75,579)
(3,564)	Radian Group, Inc.	(50,787)
(1,521)	Realty Income Corp. - REIT	(75,472)
(5,071)	Resource Capital Corp. - REIT	(63,844)
(1,417)	RLI Corp.	(86,012)
(1,242)	Simmons First National Corp. - Class A	(71,614)
(3,672)	St. Joe Co.*	(71,310)
(3,259)	STAG Industrial, Inc. - REIT	(66,483)
(1,486)	United Bankshares, Inc.	(62,590)
(1,867)	Universal Insurance Holdings, Inc.	(36,873)
(2,793)	Yadkin Financial Corp.	(73,428)
		(2,000,412)
	INDUSTRIAL – 11.3%
(1,231)	American Railcar Industries, Inc.	(69,588)
(2,293)	CECO Environmental Corp.	(19,926)
(5,329)	Dorian LPG Ltd.* 2	(70,396)
(287)	Dycom Industries, Inc.*	(25,078)
(761)	Genesee & Wyoming, Inc. - Class A*	(52,715)
(596)	Kansas City Southern	(54,188)
(961)	Kirby Corp.*	(62,081)
(4,711)	Knowles Corp.*	(77,590)
(3,673)	Louisiana-Pacific Corp.*	(67,583)
(400)	Martin Marietta Materials, Inc.	(62,960)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(2,717)	NN, Inc.	$(46,325)
(824)	Orbital ATK, Inc.	(70,790)
(527)	Oshkosh Corp.	(23,114)
(893)	Proto Labs, Inc.*	(60,447)
(3,004)	Sparton Corp.*	(63,745)
(427)	Stericycle, Inc.*	(51,547)
(3,360)	USA Compression Partners LP	(51,139)
(1,322)	WestRock Co.	(66,933)
(1,479)	XPO Logistics, Inc.*	(45,110)
		(1,041,255)
	TECHNOLOGY – 5.7%
(414)	athenahealth, Inc.*	(69,448)
(663)	Engility Holdings, Inc.	(22,940)
(2,461)	MedAssets, Inc.*	(74,150)
(1,469)	Paycom Software, Inc.*	(64,048)
(811)	SPS Commerce, Inc.*	(60,274)
(755)	Super Micro Computer, Inc.*	(18,543)
(192)	Ultimate Software Group, Inc.*	(37,920)
(1,956)	Varonis Systems, Inc.*	(34,915)
(2,571)	Veeva Systems, Inc. - Class A*	(74,199)
(828)	Workday, Inc. - Class A*	(69,312)
		(525,749)
	UTILITIES – 5.6%
(563)	ALLETE, Inc.	(28,685)
(876)	Atmos Energy Corp.	(54,584)
(3,850)	Dynegy, Inc.*	(62,062)
(1,215)	Laclede Group, Inc.	(70,907)
(1,431)	NRG Yield, Inc. - Class A	(19,447)
(1,542)	Piedmont Natural Gas Co., Inc.	(89,667)
(1,133)	SCANA Corp.	(67,006)
(789)	South Jersey Industries, Inc.	(18,116)
(2,017)	TECO Energy, Inc.	(53,087)
(1,168)	WEC Energy Group, Inc.	(57,621)
		(521,182)
	TOTAL COMMON STOCKS (Proceeds $8,748,700)	(8,516,250)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,748,700)	$(8,516,250)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.6%
Financial	19.6%
Industrial	15.2%
Consumer, Cyclical	11.4%
Communications	7.3%
Technology	6.9%
Utilities	3.9%
Basic Materials	3.3%
Energy	3.3%
Total Common Stocks	93.5%
Total Investments	93.5%
Other Assets in Excess of Liabilities	6.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS – 96.3%
	BASIC MATERIALS – 4.9%
14,574	Innospec, Inc.	$851,122
30,533	Neenah Paper, Inc.	2,029,528
43,916	Stepan Co.	2,286,267
		5,166,917
	COMMUNICATIONS – 4.4%
136,331	EarthLink Holdings Corp.	1,252,882
59,539	Entercom Communications Corp. - Class A*	721,017
89,362	Ixia*	1,167,067
59,600	Lionbridge Technologies, Inc.*	315,880
5,458	Reis, Inc.	136,614
15,955	RetailMeNot, Inc.*	155,721
58,188	ShoreTel, Inc.*	597,009
17,789	XO Group, Inc.*	299,567
		4,645,757
	CONSUMER, CYCLICAL – 14.2%
2,868	American Woodmark Corp.*	235,205
36,914	Columbia Sportswear Co.	1,728,683
23,972	Cooper Tire & Rubber Co.	1,006,584
51,665	Culp, Inc.	1,455,920
65,094	Isle of Capri Casinos, Inc.*	1,200,333
17,356	Jack in the Box, Inc.	1,286,774
90,495	Marcus Corp.	1,800,850
43,648	Monarch Casino & Resort, Inc.*	978,588
32,875	Nautilus, Inc.*	631,529
23,211	Ruby Tuesday, Inc.*	128,357
78,720	Speedway Motorsports, Inc.	1,534,253
3,908	Steelcase, Inc. - Class A	78,160
131,613	Stein Mart, Inc.	1,017,368
47,204	Superior Industries International, Inc.	920,950
24,739	Unifi, Inc.*	737,964
30,257	West Marine, Inc.*	278,062
		15,019,580
	CONSUMER, NON-CYCLICAL – 18.5%
87,042	Achillion Pharmaceuticals, Inc.*	886,088
12,312	AMN Healthcare Services, Inc.*	363,204
58,500	ARC Document Solutions, Inc.*	296,010
28,435	Bright Horizons Family Solutions, Inc.*	1,886,094
10,047	Euronet Worldwide, Inc.*	780,853
129,748	Genesis Healthcare, Inc.*	633,170
41,484	Hackett Group, Inc.	785,707
20,313	HealthEquity, Inc.*	670,329
41,747	INC Research Holdings, Inc. - Class A*	1,974,633

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
48,077	Inter Parfums, Inc.	$1,281,733
60,609	Kforce, Inc.	1,632,806
31,887	Korn/Ferry International	1,173,442
18,367	LHC Group, Inc.*	854,984
36,225	Navigant Consulting, Inc.*	633,937
74,619	Nutraceutical International Corp.*	1,863,983
15,623	NuVasive, Inc.*	814,583
22,706	On Assignment, Inc.*	1,059,916
5,166	Providence Service Corp.*	250,138
94,413	Resources Connection, Inc.	1,723,037
		19,564,647
	ENERGY – 1.2%
88,039	FutureFuel Corp.	1,260,719
1,517	Western Refining, Inc.	68,659
		1,329,378
	FINANCIAL – 20.4%
20,000	1st Source Corp.	676,200
34,193	AMERISAFE, Inc.	1,840,951
56,229	Beneficial Bancorp, Inc.*	784,957
39,807	Blackhawk Network Holdings, Inc.*	1,884,861
180,919	Charter Financial Corp.	2,413,459
6,528	Enterprise Financial Services Corp.	191,270
53,179	Essent Group Ltd.* 1	1,314,585
35,243	Fidelity Southern Corp.	797,197
40,243	Flagstar Bancorp, Inc.*	988,368
30,974	Great Southern Bancorp, Inc.	1,575,338
48,479	Guaranty Bancorp	849,352
91,754	Hallmark Financial Services, Inc.*	1,169,863
32,362	Hilltop Holdings, Inc.*	721,996
43,947	Hudson Pacific Properties, Inc. - REIT	1,259,960
6,659	Infinity Property & Casualty Corp.	569,345
54,497	OceanFirst Financial Corp.	1,076,861
19,049	Preferred Bank/Los Angeles CA	693,765
88,904	Pzena Investment Management, Inc. - Class A	862,369
64,173	Seacoast Banking Corp. of Florida*	1,029,977
10,539	Selective Insurance Group, Inc.	363,701
26,721	Sun Bancorp, Inc.*	585,724
		21,650,099
	INDUSTRIAL – 10.5%
82,784	Air Transport Services Group, Inc.*	787,276
59,427	Berry Plastics Group, Inc.*	2,160,766
46,082	CTS Corp.	874,636

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
22,420	Fabrinet* 1	$536,511
49,197	John Bean Technologies Corp.	2,405,733
22,148	Lawson Products, Inc.*	619,701
28,384	Matson, Inc.	1,467,737
10,912	Mistras Group, Inc.*	234,935
60,246	Multi-Fineline Electronix, Inc.*	1,486,871
9,629	PGT, Inc.*	107,074
3,953	Sanmina Corp.*	89,615
4,954	Universal Forest Products, Inc.	382,746
2,085	YRC Worldwide, Inc.*	35,299
		11,188,900
	TECHNOLOGY – 15.4%
188,698	American Software, Inc. - Class A	1,953,024
22,800	Brooks Automation, Inc.	254,220
25,871	CACI International, Inc. - Class A*	2,593,826
66,496	Cohu, Inc.	871,763
11,767	Cvent, Inc.*	425,142
6,429	Datalink Corp.*	47,253
32,918	Digi International, Inc.*	411,804
75,122	EMCORE Corp.*	544,635
24,844	Manhattan Associates, Inc.*	1,903,050
21,651	Mercury Systems, Inc.*	423,927
13,186	Paycom Software, Inc.*	574,910
57,819	Progress Software Corp.*	1,387,078
52,610	RealPage, Inc.*	1,168,468
22,660	SS&C Technologies Holdings, Inc.	1,629,254
65,622	Sykes Enterprises, Inc.*	2,088,092
		16,276,446
	UTILITIES – 6.8%
50,570	Connecticut Water Service, Inc.	1,836,197
12,733	IDACORP, Inc.	866,353
7,068	MGE Energy, Inc.	307,246
40,434	Middlesex Water Co.	1,036,323
37,930	Southwest Gas Corp.	2,127,114
29,312	Unitil Corp.	1,029,731
		7,202,964
	TOTAL COMMON STOCKS (Cost $93,865,529)	102,044,688

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.1%
$4,313,096	UMB Money Market Fiduciary, 0.01%[2]	$4,313,096

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,313,096)	4,313,096

	TOTAL INVESTMENTS – 100.4% (Cost $98,178,625)	106,357,784
	Liabilities in Excess of Other Assets – (0.4)%	(399,266)

	TOTAL NET ASSETS – 100.0%	$105,958,518

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	20.4%
Consumer, Non-cyclical	18.5%
Technology	15.4%
Consumer, Cyclical	14.2%
Industrial	10.5%
Utilities	6.8%
Basic Materials	4.9%
Communications	4.4%
Energy	1.2%
Total Common Stocks	96.3%
Short-Term Investments	4.1%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS – 99.4%
	BASIC MATERIALS – 4.6%
4,472	Dow Chemical Co.	$233,125
1,878	EI du Pont de Nemours & Co.	126,465
5,258	Steel Dynamics, Inc.	91,437
		451,027
	COMMUNICATIONS – 8.9%
8,547	AT&T, Inc.	287,778
6,968	Cisco Systems, Inc.	189,878
4,507	Symantec Corp.	88,247
3,406	Thomson Reuters Corp.[1]	137,398
3,649	Verizon Communications, Inc.	165,847
		869,148
	CONSUMER, CYCLICAL – 5.5%
4,038	General Motors Co.	146,176
1,933	Home Depot, Inc.	258,790
2,268	Wal-Mart Stores, Inc.	133,449
		538,415
	CONSUMER, NON-CYCLICAL – 21.6%
3,005	Abbott Laboratories	134,984
2,898	AbbVie, Inc.	168,519
2,905	Altria Group, Inc.	167,328
1,127	Eli Lilly & Co.	92,459
2,510	Johnson & Johnson	254,112
2,348	KAR Auction Services, Inc.	89,060
1,547	Kimberly-Clark Corp.	184,325
5,378	Merck & Co., Inc.	285,088
8,963	Pfizer, Inc.	293,717
2,389	Philip Morris International, Inc.	208,775
3,227	Procter & Gamble Co.	241,509
		2,119,876
	ENERGY – 8.1%
1,811	Chevron Corp.	165,381
3,380	ConocoPhillips	182,689
2,661	Exxon Mobil Corp.	217,297
1,788	Occidental Petroleum Corp.	135,155
1,220	Schlumberger Ltd.[1]	94,123
		794,645
	FINANCIAL – 30.6%
2,241	Aflac, Inc.	146,203
2,062	American Financial Group, Inc.	152,588
1,734	Ameriprise Financial, Inc.	195,855
2,723	Arthur J. Gallagher & Co.	119,131

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
449	BlackRock, Inc.	$163,310
2,014	CME Group, Inc.	196,667
5,821	Fifth Third Bancorp	120,320
2,535	HCP, Inc. - REIT	90,068
3,756	Invesco Ltd.[1]	126,540
5,109	JPMorgan Chase & Co.	340,668
3,287	Liberty Property Trust - REIT	111,429
2,689	Marsh & McLennan Cos., Inc.	148,702
2,442	MetLife, Inc.	124,762
1,127	PNC Financial Services Group, Inc.	107,640
4,297	Prologis, Inc. - REIT	183,697
2,193	Prudential Financial, Inc.	189,804
3,829	U.S. Bancorp	168,055
5,736	Wells Fargo & Co.	316,054
		3,001,493
	INDUSTRIAL – 11.1%
1,409	Eaton Corp. PLC[1]	81,947
1,597	Emerson Electric Co.	79,850
1,087	General Dynamics Corp.	159,202
9,501	General Electric Co.	284,460
1,166	Lockheed Martin Corp.	255,540
1,127	Union Pacific Corp.	94,612
1,315	United Technologies Corp.	126,306
		1,081,917
	TECHNOLOGY – 6.8%
2,062	Fidelity National Information Services, Inc.	131,288
5,375	Intel Corp.	186,889
4,510	Microsoft Corp.	245,118
2,085	QUALCOMM, Inc.	101,727
		665,022
	UTILITIES – 2.2%
2,241	American Electric Power Co., Inc.	125,518
1,409	Atmos Energy Corp.	87,795
		213,313
	TOTAL COMMON STOCKS (Cost $9,615,019)	9,734,856

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.4%
$141,513	UMB Money Market Fiduciary, 0.01%[2]	$141,513

	TOTAL SHORT-TERM INVESTMENTS (Cost $141,513)	141,513

	TOTAL INVESTMENTS – 100.8% (Cost $9,756,532)	9,876,369
	Liabilities in Excess of Other Assets – (0.8)%	(79,914)

	TOTAL NET ASSETS – 100.0%	$9,796,455

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	30.6%
Consumer, Non-cyclical	21.6%
Industrial	11.1%
Communications	8.9%
Energy	8.1%
Technology	6.8%
Consumer, Cyclical	5.5%
Basic Materials	4.6%
Utilities	2.2%
Total Common Stocks	99.4%
Short-Term Investments	1.4%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $46,989,065 and $8,810,702, respectively)	$55,375,206	$8,625,163
Cash deposited with broker for securities sold short	-	9,262,897
Receivables:
Investment securities sold	-	9,956
Fund shares sold	38,468	32,869
Dividends and interest	99,890	9,643
Advisor	-	8,931
Prepaid expenses	16,197	7,728
Total assets	55,529,761	17,957,187

Liabilities:
Securities sold short, at value (proceeds $0 and $8,748,700, respectively)	-	8,516,250
Payables:
Due to custodian	-	149,540
Dividends on securities sold short and interest expense	-	19,929
Fund shares redeemed	23,831	-
Advisory fees	40,268	-
Distribution fees (Note 7)	21,405	1,885
Auditing fees	17,515	17,367
Fund accounting fees	12,058	8,358
Fund administration fees	11,353	5,871
Transfer agent fees and expenses	6,791	5,450
Custody fees	2,678	1,001
Trustees' fees and expenses	1,413	765
Chief Compliance Officer fees	931	390
Accrued other expenses	12,897	7,395
Total liabilities	151,140	8,734,201
Net Assets	$55,378,621	$9,222,986

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$44,019,745	$22,345,706
Accumulated net investment loss	(49,671)	(278,140)
Accumulated net realized gain (loss) on investments	3,022,406	(12,891,491)
Net unrealized appreciation (depreciation) on:
Investments	8,386,141	(185,539)
Securities sold short	-	232,450
Net Assets	$55,378,621	$9,222,986

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$39,452,464	$8,435,067
Shares of beneficial interest issued and outstanding	1,647,234	612,128
Redemption price per share	$23.95	$13.78
Maximum sales charge (5.75% of offering price)[1]	1.46	0.84
Maximum offering price per share	$25.41	$14.62
Class C Shares:
Net assets applicable to shares outstanding	$15,926,157	$787,919
Shares of beneficial interest issued and outstanding	717,781	60,418
Offering and redemption price per share[2]	$22.19	$13.04

[1]	On sales of $50,000 or more, the sales charge will be reduced.
[2]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015

	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $98,178,625 and $9,756,532, respectively)	$106,357,784	$9,876,369
Receivables:
Investment securities sold	10,670,413	-
Fund shares sold	291,597	6,448
Dividends and interest	118,042	30,992
Prepaid expenses	23,914	9,568
Total assets	117,461,750	9,923,377

Liabilities:
Payables:
Investment securities purchased	11,314,019	-
Fund shares redeemed	32,766	53,484
Advisory fees	59,588	-
Distribution fees - Investor Class and Class C (Note 7)	24,643	1,967
Auditing fees	17,438	17,983
Transfer agent fees and expenses	13,200	4,080
Fund administration fees	11,636	5,877
Fund accounting fees	9,031	5,243
Legal fees	4,730	5,164
Custody fees	1,773	9,581
Chief Compliance Officer fees	517	1,449
Trustees' fees and expenses	183	623
Offering costs - Advisor	-	17,343
Accrued other expenses	13,708	4,128
Total liabilities	11,503,232	126,922

Net Assets	$105,958,518	$9,796,455

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$98,586,402	$9,597,503
Accumulated net investment income (loss)	(233,744)	28,213
Accumulated net realized gain (loss) on investments	(573,299)	50,902
Net unrealized appreciation on investments	8,179,159	119,837
Net Assets	$105,958,518	$9,796,455

Redemption price per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$95,622,139	$9,796,455
Shares of beneficial interest issued and outstanding	3,950,352	586,817
Redemption price per share	$24.21	$16.69
Class C Shares:
Net assets applicable to shares outstanding	$7,193,935
Shares of beneficial interest issued and outstanding	301,351
Redemption price per share[1]	$23.87
Class I Shares:
Net assets applicable to shares outstanding	$3,142,445
Shares of beneficial interest issued and outstanding	129,219
Redemption price per share	$24.32

[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18 after the date of purchase.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2015 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,312 and $36, respectively)	$895,609	$147,295
Interest	144	35
Total investment income	895,753	147,330

Expenses:
Advisory fees	453,317	100,217
Distribution fees - Class C (Note 7)	146,351	8,074
Distribution fees - Class A (Note 7)	89,273	20,758
Fund administration fees	59,525	45,061
Fund accounting fees	53,974	50,775
Transfer agent fees and expenses	42,620	33,945
Registration fees	32,400	28,589
Auditing fees	17,499	17,419
Custody fees	14,782	9,883
Legal fees	13,947	13,563
Shareholder reporting fees	12,782	5,488
Chief Compliance Officer fees	6,336	6,571
Miscellaneous	6,281	4,678
Trustees' fees and expenses	4,898	4,936
Insurance fees	1,122	1,022
Dividends on securities sold short	-	163,247
Interest expense	-	109,911
Total expenses	955,107	624,137
Advisory fees waived	(14,445)	(100,217)
Other expenses absorbed	-	(94,385)
Net expenses	940,662	429,535
Net investment loss	(44,909)	(282,205)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain on:
Investments	3,054,848	762,550
Securities sold short	-	406,233
Net realized gain	3,054,848	1,168,783

Net change in unrealized appreciation/depreciation on:
Investments	(2,355,452)	(795,361)
Securities sold short	-	411,756
Net change in unrealized appreciation/depreciation	(2,355,452)	(383,605)
Net realized and unrealized gain on investments and securities sold short	699,396	785,178

Net Increase in Net Assets from Operations	$654,487	$502,973

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2015

	Small-Cap	Dividend
	Core Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $769, respectively)	$860,399	$346,832
Interest	169	15
Total investment income	860,568	346,847

Expenses:
Advisory fees	686,211	89,832
Distribution fees - Investor Class (Note 7)	171,577	28,083
Transfer agent fees and expenses	101,091	24,571
Fund administration fees	80,576	41,258
Fund accounting fees	58,083	30,368
Distribution fees - Class C (Note 7)	57,697	-
Registration fees	51,035	23,082
Shareholder reporting fees	32,127	6,298
Custody fees	19,853	18,238
Auditing fees	17,421	17,288
Legal fees	12,112	13,563
Chief Compliance Officer fees	6,559	6,610
Miscellaneous fees	5,675	4,448
Trustees' fees and expenses	5,413	5,555
Insurance fees	989	696
Offering costs	-	2,792
Total expenses	1,306,419	312,682
Advisory fees waived	(207,926)	(89,832)
Other expenses absorbed	-	(76,852)
Net expenses	1,098,493	145,998
Net investment income (loss)	(237,925)	200,849

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(420,660)	47,941
Net change in unrealized appreciation/depreciation on investments	4,815,546	(387,525)
Net realized and unrealized gain (loss) on investments	4,394,886	(339,584)

Net Increase (decrease) in Net Assets from Operations	$4,156,961	$(138,735)

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2015	November 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(44,909)	$(36,317)
Net realized gain on investments	3,054,848	3,114,752
Net change in unrealized appreciation/depreciation on investments	(2,355,452)	2,096,730
Net increase in net assets resulting from operations	654,487	5,175,165

Distributions to shareholders:
From net realized gains:
Class A	(1,761,104)	-
Class C	(869,124)	-
Total distributions to shareholders	(2,630,228)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	17,138,744	6,860,025
Class C	4,777,012	2,838,372
Reinvestment of distributions:
Class A	1,190,242	-
Class C	457,739	-
Cost of shares redeemed:
Class A1	(7,351,181)	(6,228,184)
Class C2	(2,303,985)	(2,782,193)
Net increase in net assets from capital transactions	13,908,571	688,020

Total increase in net assets	11,932,830	5,863,185

Net Assets:
Beginning of period	43,445,791	37,582,606
End of period	$55,378,621	$43,445,791

Accumulated net investment loss	$(49,671)	$(28,453)

Capital Share Transactions:
Shares sold:
Class A	712,285	297,609
Class C	214,421	131,768
Shares reinvested:
Class A	50,391	-
Class C	20,769	-
Shares redeemed:
Class A	(309,010)	(270,471)
Class C	(103,372)	(127,264)
Net increase in capital share transactions	585,484	31,642

[1]	Net of redemption fee proceeds of $8,450 and $3,045, respectively.
[2]	Net of redemption fee proceeds of $9 and $6, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund

	For the Year Ended	For the Year Ended
	November 30, 2015	November 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(282,205)	$(292,057)
Net realized gain on investments and securities sold short	1,168,783	2,110,427
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(383,605)	(1,464,631)
Net increase in net assets resulting from operations	502,973	353,739

Capital Transactions:
Net proceeds from shares sold:
Class A	2,200,903	1,561,631
Class C	75,595	35,481
Cost of shares redeemed:
Class A	(2,766,727)	(6,915,431)
Class C	(358,856)	(926,427)
Net decrease in net assets from capital transactions	(849,085)	(6,244,746)

Total decrease in net assets	(346,112)	(5,891,007)

Net Assets:
Beginning of period	9,569,098	15,460,105
End of period	$9,222,986	$9,569,098

Accumulated net investment loss	$(278,140)	$(257,369)

Capital Share Transactions:
Shares sold:
Class A	164,230	121,779
Class C	5,931	2,867
Shares redeemed:
Class A	(207,927)	(537,223)
Class C	(28,365)	(75,578)
Net decrease in capital share transactions	(66,131)	(488,155)

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2015	November 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(237,925)	$(47,146)
Net realized gain (loss) on investments	(420,660)	2,334,884
Net change in unrealized appreciation/depreciation on investments	4,815,546	(1,807,337)
Net increase in net assets resulting from operations	4,156,961	480,401

Distributions to shareholders:
From net realized gains:
Investor Class	(2,220,156)	(900,759)
Class C	(147,778)	-
Class I	(51,689)	-
Total distributions to shareholders	(2,419,623)	(900,759)

Capital Transactions:
Proceeds from shares sold:
Investor Class	63,669,317	34,739,971
Class C	5,115,349	2,973,945
Class I	2,224,214	1,255,402
Reinvestment of distributions:
Investor Class	2,048,428	826,460
Class C	143,862	-
Class I	51,688	-
Cost of shares redeemed:
Investor Class[1]	(19,912,788)	(26,394,687)
Class C2	(1,071,571)	(129,732)
Class I3	(323,309)	(135,361)
Net increase in net assets from capital transactions	51,945,190	13,135,998

Total increase in net assets	53,682,528	12,715,640

Net Assets:
Beginning of period	52,275,990	39,560,350
End of period	$105,958,518	$52,275,990

Accumulated net investment loss	$(233,744)	$-

Capital Share Transactions:
Shares sold
Investor Class	2,646,322	1,519,026
Class C	215,958	130,217
Class I	92,446	53,847
Shares reinvested
Investor Class	89,101	36,119
Class C	6,299	-
Class I	2,243	-
Shares redeemed
Investor Class	(840,965)	(1,166,348)
Class C	(45,379)	(5,744)
Class I	(13,594)	(5,723)
Net increase in capital share transactions	2,152,431	561,394

[1]	Net of redemption fee proceeds of $4,504 and $4,092, respectively.
[2]	Net of redemption fee proceeds of $27 and $80, respectively.
[3]	Net of redemption fee proceeds of $690 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Dividend Fund

	For the Year Ended November 30, 2015	For the Period January 31, 2014* through November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$200,849	$61,325
Net realized gain on investments	47,941	12,418
Net change in unrealized appreciation/depreciation on investments	(387,525)	507,362
Net increase (decrease) in net assets resulting from operations	(138,735)	581,105

Distributions to shareholders:
From net investment income	(188,727)	(34,499)
From net realized gains	(21,728)	-
Total distributions to shareholders	(210,455)	(34,499)

Capital Transactions:
Proceeds from shares sold	3,543,297	11,652,070
Reinvestment of distributions	208,494	34,304
Cost of shares redeemed[1]	(4,969,146)	(869,980)
Net increase (decrease) in net assets from capital transactions	(1,217,355)	10,816,394

Total increase (decrease) in net assets	(1,566,545)	11,363,000

Net Assets:
Beginning of period	11,363,000	-
End of period	$9,796,455	$11,363,000

Accumulated net investment income	$28,213	$25,532

Capital Share Transactions:
Shares sold	209,939	712,245
Shares reinvested	12,658	2,069
Shares redeemed	(297,763)	(52,331)
Net increase (decrease) in capital share transactions	(75,166)	661,983

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $41 and $62, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Period Ended November 30, 2015

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$502,973
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(15,502,055)
Sale of investment securities	16,040,638
Sale of short-term investment securities, net	801,443
Closed short sale transactions	(14,788,734)
Proceeds from short sale transactions	15,122,876
Increase in deposits with brokers for short sales	(1,266,370)
Decrease in dividends and interest receivable	961
Decrease in receivables for investment securities sold	(9,956)
Increase in due from Advisor	(3,839)
Increase in prepaid expenses	(91)
Increase in due to custodian payable	149,540
Increase in dividends on securities sold short and interest expense payable	15,316
Increase in accrued expenses	3,767
Net realized losses on investments	(1,167,418)
Net change in unrealized appreciation/depreciation on investments	383,605
Net cash provided by operating activities	282,656

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,243,629
Payment on shares redeemed	(3,125,583)
Net cash used for financing activities	(881,954)

Net Decrease in Cash	(599,298)

Cash:
Beginning balance	599,298
Ending balance	$-

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2015	November 30, 2014		November 30, 2013		November 30, 2012		November 30, 2011
Net asset value, beginning of period	$24.93	$21.90		$17.45		$15.50		$14.40
Income from Investment Operations:
Net investment income[2]	0.03	0.04		0.04		0.06		0.02
Net realized and unrealized gain on investments	0.45	2.99		4.43		1.89		1.08
Total from investment operations	0.48	3.03		4.47		1.95		1.10

Less Distributions:
From net investment income	-	-		(0.02)		-		-
From net realized gain	(1.47)	-		-		-		-
Total distributions	(1.47)	-		(0.02)		-		-

Redemption fee proceeds[2]	0.01	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$23.95	$24.93		$21.90		$17.45		$15.50

Total return[4]	2.04%	13.84%		25.65%		12.58%		7.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,453	$29,752		$25,551		$19,002		$15,260

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	1.73%		1.86%		2.04%		2.02%
After fees waived and expenses absorbed	1.65%	1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.10%	0.07%		(0.01%)		(0.04%)		(0.26%)
After fees waived and expenses absorbed	0.13%	0.15%		0.20%		0.35%		0.11%

Portfolio turnover rate	37%	46%		69%		50%		63%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2015		November 30, 2014		November 30, 2013		November 30, 2012		November 30, 2011
Net asset value, beginning of period	$23.37		$20.69		$16.59		$14.85		$13.89
Income from Investment Operations:
Net investment loss[2]	(0.14)		(0.13)		(0.10)		(0.07)		(0.10)
Net realized and unrealized gain on investments	0.43		2.81		4.20		1.81		1.06
Total from investment operations	0.29		2.68		4.10		1.74		0.96

Less Distributions:
From net investment income	-		-		-		-		-
From net realized gain	(1.47)		-		-		-		-
Total distributions	(1.47)		-		-		-		-

Redemption fee proceeds[2]	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$22.19		$23.37		$20.69		$16.59		$14.85

Total return[4]	1.28%		12.95%		24.71%		11.72%		6.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,926		$13,694		$12,032		$7,442		$5,404

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.43%		2.48%		2.61%		2.79%		2.77%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.65%)		(0.68%)		(0.76%)		(0.79%)		(1.01%)
After fees waived and expenses absorbed	(0.62%)		(0.60%)		(0.55%)		(0.40%)		(0.64%)

Portfolio turnover rate	37%		46%		69%		50%		63%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	November 30, 2015	November 30, 2014		November 30, 2013		November 30, 2012	November 30, 2011
Net asset value, beginning of period	$13.02	$12.66		$13.69		$13.45	$12.91
Income from Investment Operations:
Net investment loss[1]	(0.40)	(0.32)		(0.33)		(0.36)	(0.35)
Net realized and unrealized gain (loss) on investments	1.16	0.68		(0.70)		0.60	0.89
Total from investment operations	0.76	0.36		(1.03)		0.24	0.54

Redemption fee proceeds[1]	-	-	[2]	-	[2]	-	-	[2]

Net asset value, end of period	$13.78	$13.02		$12.66		$13.69	$13.45

Total return[3]	5.84%	2.84%		(7.52%)		1.78%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,435	$8,540		$13,567		$33,726	$38,809

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.79%	5.77%		4.93%		4.70%	4.52%
After fees waived and expenses absorbed	4.65%	4.26%		4.37%		4.36%	4.22%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.17%)	(4.00%)		(3.06%)		(2.99%)	(2.99%)
After fees waived and expenses absorbed	(3.03%)	(2.49%)		(2.50%)		(2.65%)	(2.69%)

Portfolio turnover rate	180%	144%		60%		80%	93%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012	November 30, 2011
Net asset value, beginning of period	$12.42	$12.17	$13.26	$13.12	$12.69
Income from Investment Operations:
Net investment loss[1]	(0.48)	(0.40)	(0.41)	(0.45)	(0.44)
Net realized and unrealized gain (loss) on investments	1.10	0.65	(0.68)	0.59	0.87
Total from investment operations	0.62	0.25	(1.09)	0.14	0.43

Redemption fee proceeds[1]	-	-	-	-	-	[2]

Net asset value, end of period	$13.04	$12.42	$12.17	$13.26	$13.12

Total return[3]	4.99%	2.05%	(8.22%)	1.07%	3.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$788	$1,029	$1,893	$3,774	$2,957

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.54%	6.52%	5.68%	5.45%	5.27%
After fees waived and expenses absorbed	5.40%	5.01%	5.12%	5.11%	4.97%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.92%)	(4.75%)	(3.81%)	(3.74%)	(3.75%)
After fees waived and expenses absorbed	(3.78%)	(3.24%)	(3.25%)	(3.40%)	(3.45%)

Portfolio turnover rate	180%	144%	60%	80%	93%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the	For the Period June 30, 2011*
	Year Ended		Year Ended		Year Ended		Year Ended	through
	November 30, 2015		November 30, 2014		November 30, 2013		November 30, 2012	November 30, 2011
Net asset value, beginning of period	$23.47		$23.73		$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)		(0.02)		-	[5]	0.27	-
Net realized and unrealized gain (loss) on investments	1.88		0.27		7.73		2.10	(1.11)
Total from investment operations	1.82		0.25		7.73		2.37	(1.11)

Less Distributions:
From net investment income	-		-		(0.24)		(0.02)	-
From net realized gain	(1.08)		(0.51)		(0.05)		-	-
Total distributions	(1.08)		(0.51)		(0.29)		(0.02)	-

Redemption fee proceeds[1]	-	[5]	-	[5]	0.01		0.04	-

Net asset value, end of period	$24.21		$23.47		$23.73		$16.28	$13.89

Total return[2]	8.00%		1.11%		48.24%		17.33%	(7.40%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$95,622		$48,242		$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%		1.88%		2.27%		29.04%	229.27%	[4]
After fees waived and expenses absorbed	1.39%		1.39%		1.39%		1.39%	1.39%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.53%)		(0.56%)		(0.88%)		(25.90%)	(227.94%)	[4]
After fees waived and expenses absorbed	(0.26%)		(0.07%)		0.00%		1.75%	(0.06%)	[4]

Portfolio turnover rate	162%		154%		140%		173%	105%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2015		For the Period December 31, 2013* through November 30, 2014
Net asset value, beginning of period	$23.32		$23.61
Income from Investment Operations:
Net investment loss[1]	(0.24)		(0.16)
Net realized and unrealized gain (loss) on investments	1.87		(0.13)
Total from investment operations	1.63		(0.29)

Less Distributions:
From net realized gain	(1.08)		-
Total distributions	(1.08)		-

Redemption fee proceeds[1]	-	[5]	-

Net asset value, end of period	$23.87		$23.32

Total return[2]	7.20%		(1.23%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,194		$2,903

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.41%		2.68%	[4]
After fees waived and expenses absorbed	2.14%		2.14%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.28%)		(1.32%)	[4]
After fees waived and expenses absorbed	(1.01%)		(0.78%)	[4]

Portfolio turnover rate	162%		154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2015	For the Period February 28, 2014* through November 30, 2014
Net asset value, beginning of period	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	-	0.04
Net realized and unrealized gain on investments	1.89	0.37
Total from investment operations	1.89	0.41

Less Distributions:
From net realized gain	(1.08)	-
Total distributions	(1.08)	-

Redemption fee proceeds[1]	0.01	-

Net asset value, end of period	$24.32	$23.50

Total return[2]	8.34%	1.78%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.41%	1.70%	[4]
After fees waived and expenses absorbed	1.14%	1.14%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.28%)	(0.32%)	[4]
After fees waived and expenses absorbed	(0.01%)	0.24%	[4]

Portfolio turnover rate	162%	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Dividend Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2015		For the Period January 31, 2014* through November 30, 2014

Net asset value, beginning of period	$17.17		$15.00
Income (loss) from Investment Operations:
Net investment income [1]	0.30		0.21
Net realized and unrealized gain (loss) on investments	(0.47)		2.05
Total from investment operations	(0.17)		2.26

Less Distributions:
From net investment income	(0.28)		(0.09)
From net realized gain	(0.03)		-
Total distributions	(0.31)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$16.69		$17.17

Total return[3]	-0.92%		15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,796		$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.78%		5.34%	[5]
After fees waived and expenses absorbed	1.30%		1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.30%		(2.55%)	[5]
After fees waived and expenses absorbed	1.78%		1.49%	[5]

Portfolio turnover rate	29%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2015

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2015 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2015, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Dividend Fund incurred offering costs of approximately $17,266 which were amortized over a one-year period from January 31, 2014 (commencement of operations).

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended November 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

	Investment Advisory Fees	Total Limit on Annual Operating Expenses
		Investor Class	Class A	Class C	Class I
All-Cap Core Fund	0.90%	-	1.65%	2.40%	-
Market Neutral Fund	1.10%	-	1.65%	2.40%	-
Small-Cap Core Fund	0.90%	1.39%	-	2.14%	1.14%
Dividend Fund	0.80%	1.30%	-	-	-

For the year ended November 30, 2015, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$14,445	$-	$14,445
Market Neutral Fund	100,217	94,385	194,602
Small-Cap Core Fund	207,926	-	207,926
Dividend Fund	89,832	76,852	166,684
Total	$412,420	$171,237	$583,657

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2016	$66,940	$143,538	$138,523	$-
2017	33,793	171,727	236,865	166,730
2018	14,445	194,602	207,926	166,684
Total	$115,178	$509,867	$583,314	$333,414

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2015, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2015 are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

Note 4 – Federal Income Taxes
At November 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$47,000,771	$8,805,638	$98,223,846	$9,754,669

Gross unrealized appreciation	$9,995,066	$587,574	$10,652,706	$687,554
Gross unrealized depreciation	(1,620,631)	(768,049)	(2,518,768)	(565,854)
Net unrealized appreciation (depreciation) on investments	$8,374,435	$(180,475)	$8,133,938	$121,700

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

		Accumulated	Accumulated
	Paid-in	Net Investment	Net Realized
	capital	Income/Loss	Gain/Loss

All-Cap Core Fund	$(31,840)	$23,691	$8,149
Market Neutral Fund	(277,643)	261,434	16,209
Small-Cap Core Fund	(4,184)	4,181	3
Dividend Fund	(1)	(9,441)	9,442

As of November 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$-	$-	$-	$28,213
Undistributed long-term gains	3,034,112	-	-	49,039
Tax accumulated earnings	3,034,112	-	-	77,252
Accumulated capital and other losses	$(49,671)	$(12,942,245)	$(761,822)	$-
Unrealized appreciation (depreciation) on investments	8,374,435	(180,475)	8,133,938	121,700
Total accumulated earnings (deficit)	$11,358,876	$(13,122,720)	$7,372,116	$198,952

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

The tax character of distributions paid during the fiscal years ended November 30, 2015 and November 30, 2014 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$-	$-	$-	$-
Long-term capital gains	2,630,228	-	-	-
Total distributions paid	$2,630,228	$-	$-	$-

	Small-Cap Core Fund		Dividend Fund

	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$529,839	$849,349	$208,267	$34,499
Long-term capital gains	1,889,784	51,410	2,188	-
Total distributions paid	$2,419,623	$900,759	$210,455	$34,499

At November 30, 2015, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$-	$11,144,100	$-	$-
2018	-	1,737,635	-	-
Not subject to expiration:
Short-term	-	-	528,078	-
Total	$-	$12,881,735	$528,078	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2015, the Market Neutral Fund utilized $1,059,851 of its capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

As of November 30, 2015, the All-Cap Core, Small-Cap Core and Market Neutral Funds had $49,671, $233,744 and $278,140, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2015, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund received $8,459, $0, $5,221 and $41, respectively in redemption fees.

Note 6 – Investment Transactions
For the year ended November 30, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$29,069,517	$17,911,440	$-	$-
Market Neutral Fund	15,502,055	16,040,638	15,122,876	14,788,709
Small-Cap Core Fund	165,271,257	120,153,128	-	-
Dividend Fund	3,234,959	4,230,022	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares, Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Class I does not pay any distribution fees.

For the year ended November 30, 2015 for the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$54,797,622	$-	$-	$54,797,622
Short-Term Investments	577,584	-	-	577,584
Total Investments	$55,375,206	$-	$-	$55,375,206

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$8,625,163	$-	$-	$8,625,163
Total Assets	$8,625,163	$-	$-	$8,625,163
Liabilities
Securities Sold Short
Common Stocks[1]	$(8,516,250)	$-	$-	$(8,516,250)
Total Liabilities	$(8,516,250)	$-	$-	$(8,516,250)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$102,044,688	$-	$-	$102,044,688
Short-Term Investments	4,313,096	-	-	4,313,096
Total Investments	$106,357,784	$-	$-	$106,357,784

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,734,856	$-	$-	$9,734,856
Short-Term Investments	141,513	-	-	141,513
Total Investments	$9,876,369	$-	$-	$9,876,369

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 17, 2015, to shareholders of record on December 16, 2015 as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015

		Long Term Capital Gain	Short Term Capital Gain	Income
All-Cap Core Fund	Class A Shares	1.31345	0.00	0.00
All-Cap Core Fund	Class C Shares	1.31345	0.00	0.00
Market Neutral Fund	Class A Shares	0.00	0.00	0.00
Market Neutral Fund	Class C Shares	0.00	0.00	0.00
Small-Cap Core Fund	Investor Class Shares	0.00	0.00	0.00
Small-Cap Core Fund	Class C Shares	0.00	0.00	0.00
Small-Cap Core Fund	Class I Shares	0.00	0.00	0.00
Dividend Fund	Investor Class Shares	0.16363	0.00	0.08704

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2015, and the related statements of operations and cash flows (with respect for Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund as of November 30, 2015, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2016

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation
For Federal income tax purpose, the All-Cap Core, Small-Cap Core and Dividend Funds designates long-term capital gain dividends of $2,630,228, $1,889,784 and $2,188, respectively or the amounts determined to be necessary, for the year ended November 30, 2015.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, the Small-Cap Core and Dividend Funds designates income dividends of 100%, and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2015.

Corporate Dividends Received Deduction
For the fiscal year ended November 30, 2015, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Small-Cap Core and Dividend Funds, respectively.

Trustees and Officer Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003.  The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	77	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	77	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	77	None.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Interested Trustees:
John P. Zader ᵃ‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	77	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	Chairman (2016 – present), and President, Mutual Fund Administration, LLC, co-administrator for the Fund (2006 - 2015).	77	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Officers of the Trust
Maureen Quill ᵃ (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD ᵃ (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-CEO (2016 – present), and Vice President, Mutual Fund Administration, LLC (2006 – 2015).	N/A	N/A
Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Co-CEO (2016 – present), and Vice President, Mutual Fund Administration, LLC (2006 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura:  39 Stafford Square, Boyertown, Pennsylvania  19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Zacks All-Cap Core Fund, Zacks Dividend Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, LLC (the “Investment Advisor”) with respect to the Zacks All-Cap Core Fund (the “All-Cap Fund”), Zacks Dividend Fund (the “Dividend Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”) and Zacks Small-Cap Core Fund (the “Small-Cap Fund”) series of the Trust (the “Funds”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for various periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The materials they reviewed indicated the following:

•	The annualized total returns of the All-Cap Fund for the one- and five-year periods were above the Russell 3000 Index returns and the median returns of the Large Relative Value Performance Universe and the Performance Peer Group. For the three-year period, the annualized total returns of the Fund were below the Performance Universe median return by 0.80%, the Russell 3000 Index by 0.63% and the Performance Peer Group median by 0.61%.

•	For the one-year period the total return of the Dividend Fund was lower than the S&P 500 Index return by 4.75%, the Large Core Value Performance Universe median return by 1.72% and the Performance Peer Group median return by 0.15%. The Board noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

Zacks All-Cap Core Fund, Zacks Dividend Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	For the one-year period the total return of the Market Neutral Fund was above the Equity Market Neutral Performance Universe median return, the Performance Peer Group median return and the Citigroup 3-Month T-Bill Index return. For the three-year period, the Fund’s annualized total return was above the Index return but below the Peer Group and Performance Universe median returns by 1.61% and 1.24%, respectively. For the five-year period, the Fund’s annualized total return exceeded the Index return and the Performance Universe median return but was slightly below the Performance Peer Group median return by 0.27%.

•	The annualized total returns of the Small-Cap Fund for the one- and three-year periods exceeded the Performance Peer Group and Small Core Performance Universe medians and the returns of the Russell 2000 Index.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of each Fund.  The materials reviewed by the Board indicated the following:

•	The investment advisory fees (gross of fee waivers) of the All-Cap Fund were higher than the Expense Peer Group and Large Blend Expense Universe medians by 0.125% and 0.19%, respectively, and the total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group and Expense Universe medians by 0.39% and 0.49%, respectively. The Board noted that the Investment Advisor had waived a portion of its advisory fees with respect to the Fund in the past year and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The Board also noted that the asset size of the Fund was significantly smaller than the average asset size of funds in the Expense Universe.

•	The investment advisory fees (gross of fee waivers) of the Dividend Fund were the same as the Expense Peer Group median but above the Large Value Expense Universe median by 0.145%. The Board noted, however, that the Investment Advisor had waived its entire advisory fee with respect to the Fund in the past year. The total expenses paid by the Fund (net of fee waivers) were above the Expense Peer Group median by 0.05% and the Expense Universe median by 0.21%. The Board noted, however, that the Fund had under $5 million in assets and was significantly smaller than the average asset sizes of funds in the Expense Peer Group and the Expense Universe.

•	The investment advisory fees (gross of fee waivers) of the Market Neutral Fund were below the Fund’s Expense Peer Group and Market Neutral Expense Universe medians, and the total expenses paid by the Fund (net of fee waivers) were slightly higher than the Expense Peer Group and Market Neutral Expense Universe medians (by 0.02%).

•	The investment advisory fees (gross of fee waivers) of the Small-Cap Fund were the same as the Expense Peer Group median and slightly above the Small Blend Expense Universe median by 0.05%. The Board noted, however, that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Fund in the past year and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The total expenses (net of fee waivers) of the Fund were slightly higher than the Expense Peer Group and Expense Universe medians by 0.02% and 0.09%, respectively. The Board noted, however, that the asset size of the Fund was significantly smaller than the average asset size of funds in the Expense Universe.

Zacks All-Cap Core Fund, Zacks Dividend Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also noted that the fees charged by the Investment Advisor to each Fund are higher than the fees it charges with respect to institutional clients. The Board considered, however, that the Investment Advisor oversees each Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit each Fund’s expenses.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended April 30, 2015, noting that the Investment Advisor was waiving portions of its advisory fee for the All-Cap Fund and the Small-Cap Fund, and in addition to waiving its entire fee with respect to the Dividend Fund and the Market Neutral Fund the Investment Advisor was subsidizing certain operating expenses of those Funds.  The Board observed that the Investment Advisor was realizing a very small profit with respect to the All-Cap Fund, and determined the level of profit was reasonable.  The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with each Fund other than investment advisory fees paid to the Investment Advisor, including 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research made available to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of each Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/15	11/30/15	06/1/15-11/30/15
Class A	Actual Performance	$1,000.00	$976.40	$8.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.80	8.34
Class C	Actual Performance	1,000.00	972.80	11.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.04	12.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES (Continued)
For the Six Months Ended November 30, 2015 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/15	11/30/15	06/1/15-11/30/15
Class A	Actual Performance	$1,000.00	$1,043.90	$22.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.67	22.47
Class C	Actual Performance	1,000.00	1,039.90	26.64
	Hypothetical (5% annual return before expenses)	1,000.00	998.95	26.10

*	Expenses are equal to the Fund’s annualized expense ratio of 4.48% and 5.21% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/15	11/30/15	06/1/15-11/30/15
Investor Class	Actual Performance	$1,000.00	$996.30	$6.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Class C	Actual Performance	1,000.00	992.10	10.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.34	10.80
Class I	Actual Performance	1,000.00	997.50	5.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.78

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for Investor Class, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period
	6/1/15	11/30/15	06/1/15-11/30/15
Actual Performance	$1,000.00	$987.30	$6.48
Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund - Investor	ZSCCX	461418 428
Zacks Small-Cap Core Fund - Class C	ZCCCX	46141P 396
Zacks Small-Cap Core Fund - Class I	ZSCIX	46141P 313
Zacks Dividend Fund - Investor	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$60,000	$57,000
Audit-Related Fees	N/A	N/A
Tax Fees	$10,000	$10,000
All Other Fees*	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/2016

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/08/2016